SIGNIFICANT ACCOUNTING POLICIES (Details 2)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Period-end spot rate [Member]
Currency exchange rates	US$1=RMB 7.0074	US$1=RMB 7.1798	US$1=RMB 7.0950
Average Rate [Member]
Currency exchange rates	US$1=RMB 7.0994	US$1=RMB 7.1206	US$1=RMB 7.1157